Significant capital and funding transactions (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Common Shares Issued
Common shares issued

	For the three months ended
	July 31, 2024		July 31, 2023
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	683	$66	174	$16
Issued in connection with dividend reinvestment plan (2)	–	–	5,355	670
Purchased for cancellation (3)	(480)	(7)	–	–
	203	$59	5,529	$686

	For the nine months ended
	July 31, 2024		July 31, 2023
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	1,311	$126	678	$61
Issued in connection with dividend reinvestment plan (2)	11,850	1,460	9,959	1,291
Purchased for cancellation (3)	(480)	(7)	–	–
	12,681	$1,579	10,637	$1,352

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended July 31, 2024 our DRIP requirements were satisfied through open market share purchases. During the nine months ended July 31, 2024 our DRIP requirements were satisfied through shares issued from treasury in the first six months and open market share purchases in the last three months. During the three months ended July 31, 2023 our DRIP requirements were satisfied through shares issued from treasury. During the nine months ended July 31, 2023 our DRIP requirements were satisfied through open market share purchases in the first three months and shares issued from treasury in the last six months.
(3)	During the three and nine months ended July 31, 2024, we purchased for cancellation common shares at a total fair value of $73 million (average cost of $152.66 per share), with a book value of $7 million (book value of $14.82 per share). During the three and nine months ended July 31, 2023, we did not purchase for cancellation any common shares.